Marketable securities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Marketable Securities [Line Items]
Fair value	$ 53,074	$ 401	$ 6,413
Value at cost	53,074	401	6,413
Unrealized Gains (Losses)	(198)	0	0
Credit Agricole securities [Member]
Marketable Securities [Line Items]
Fair value	12,494	401	6,413
Value at cost	12,494	401	6,413
Unrealized Gains (Losses)	0	0	0
Morgan Stanley securities [Member]
Marketable Securities [Line Items]
Fair value	40,580	0
Value at cost	40,382	0
Unrealized Gains (Losses)	$ (198)	$ 0